Capital Lease Obligation (Details) - Midcon Compression, L.L.C. [Member] - Natural gas compressors [Member] $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Capital Leased Assets [Line Items]
Lease terms	38 months
Minimum Lease Payments, Sale Leaseback Transactions [Abstract]
2019	$ 10
2020	10
2021	10
Total minimum lease payments	30
Less imputed interest	(3)
Present value of minimum lease payments	27
Less current maturities	(10)
Present value of minimum lease payment, less current maturities	$ 17